Reporting Entity	12 Months Ended
Dec. 31, 2017
General Information About Financial Statements [Abstract]
Reporting Entity
REPORTING ENTITY:
Celestica Inc. (Celestica) is incorporated in Canada with its corporate headquarters currently located at 844 Don Mills Road, Toronto, Ontario, M3C 1V7. Celestica’s subordinate voting shares are listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange (NYSE).
Celestica delivered innovative supply chain solutions globally to customers in the following end markets during 2017: Advanced Technology Solutions (ATS) (consists of our former Diversified and Consumer end markets, and is comprised of our aerospace and defense, industrial, smart energy, healthcare, semiconductor equipment, and consumer businesses), Communications (consists of our enterprise communications and telecommunications businesses), and Enterprise (consists of our servers and storage businesses). Our product lifecycle offerings include a range of services to our customers including design and development, engineering services, supply chain management, new product introduction, component sourcing, electronics manufacturing, assembly and test, complex mechanical assembly, systems integration, precision machining, order fulfillment, logistics and after-market repair and return services.